Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Balance Sheet) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 26,327	$ 34,953	$ 51,303	$ 21,521	$ 26,933	$ 19,067
Prepayments and other current assets	30,964	33,504		26,063
Total current assets	337,327	347,840		304,584
Other long-term assets	6,005	5,916		5,664
Other assets - net	17,321	18,404		16,197
TOTAL	4,745,786	4,702,281		4,217,169
Paid in capital	597,296	596,810		383,448
Accumulated deficit	(19,645)	(25,627)		(30,515)
Total common shareholder's deficit	577,651	571,183		352,933
Long-term debt	2,477,051	2,474,840		2,153,276
Total capitalization	3,114,486	3,105,807		2,565,993
Accrued Income Taxes, Current	3,054	0
Accrued interest	35,492	32,541		31,690
Total current liabilities	358,234	321,337		462,478
Total deferred credits and other long-term liabilities	1,273,066	1,275,137		1,188,698
TOTAL	4,745,786	4,702,281		4,217,169
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		7,370		774	$ 1,785	$ 2,790
Prepayments and other current assets		10,076		10,608
Total current assets		17,446		11,382
Investment in subsidiaries		1,360,235		1,127,098
Other long-term assets		3,247		3,316
Deferred tax asset - long term		101		22,702
Other assets - net		1,363,583		1,153,116
TOTAL		1,381,029		1,164,498
Paid in capital		596,810		383,448
Accumulated deficit		(25,627)		(30,515)
Total common shareholder's deficit		571,183		352,933
Long-term debt	$ 801,282	799,709		797,771
Total capitalization		1,370,892		1,150,704
Accounts payable and accrued expenses		359		383
Accrued Income Taxes, Current		0		2,857
Accrued interest		9,776		10,552
Total current liabilities		10,135		13,792
Total deferred credits and other long-term liabilities		2		2
TOTAL		$ 1,381,029		$ 1,164,498